Investment Risks	Oct. 28, 2026
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary
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Principal Risks of Investing in the Fund

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes asset classes and investment techniques not employed by more traditional mutual funds and ETFs. There can be no assurance that the investment objective of the Fund will be achieved. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Agricultural Sector Investment Risk [Member]
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Agricultural Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities, including soybeans, corn, soybean meal, soybean oil, wheat, coffee, sugar, cocoa and cotton. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of, and demand of, each agricultural commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would materially affect an investment in the Fund if it held or had exposure to that commodity.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund may have a limited number of Authorized Participants. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Cash Transaction Risk [Member]
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Cash Transaction Risk

Creation and redemption transactions are expected to generally settle through payments of cash and/or Fixed Income Securities, which will cause the Fund to incur certain costs, such as brokerage costs, that it would not incur if it made in-kind redemptions. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell financial instruments in order to obtain the cash needed to distribute the redemption proceeds. Such cash transactions may have to be carried out over several days if the securities or commodities markets are relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its Shares in-kind, will be passed on to redeemers of creation units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs (for example, those that track an index of corporate equity securities). In addition, an investment in the Fund’s Shares may be less tax efficient than investments in shares of conventional ETFs, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Clearing Broker Risk [Member]
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Clearing Broker Risk

The failure or bankruptcy of the Fund’s clearing broker could result in a substantial loss of Fund assets. Under current Commodity Futures Trading Commission (“CFTC”) regulations, a clearing broker maintains customers’ assets in a bulk-segregated account. If a clearing broker fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that clearing broker’s bankruptcy. In that event, the clearing broker’s customers, such as the Fund, are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that clearing broker’s customers.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Commodity And Commoditylinked Derivative Risk [Member]
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Commodity and Commodity-Linked Derivative Risk

Commodities. The Fund’s exposure to investments in physical commodities presents unique risks. Investing in physical commodities, including through commodity-linked derivative instruments such as Commodity Futures, Commodity Swaps, as well as other commodity-linked instruments, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors, including: changes in supply and demand relationships (whether actual, perceived, anticipated, unanticipated or unrealized); weather; agriculture; trade; domestic and foreign political and economic events and policies; diseases; pestilence; technological developments; currency exchange rate fluctuations; and monetary and other governmental policies, action and inaction.

Commodity-Linked Derivative Instruments. The use of commodity-linked derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in other financial instruments. The value of a commodity-linked derivative instrument generally is based upon the price movements of a physical commodity (such as energy, minerals, or agricultural products), a futures contract, swap or commodity index, or other economic variables linked to changes in the value of commodities or the commodities markets. The commodities-linked derivative instruments in which the Fund invests tend to be more volatile than many other types of financial instruments and may subject the Fund to special risks that do not apply to all derivatives transactions. Also, a liquid secondary market may not exist for the types of commodity-linked derivative instruments the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price. The Fund’s ability to gain exposure to commodity-linked investments and achieve its investment objective may be limited by its intention to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Commodity Futures. Risks of Commodity Futures include: (i) an imperfect correlation between the value of the futures contract and the underlying commodity or commodity index; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; and (v) an obligation for the Fund to make daily cash payments to maintain its required collateral, or margin, particularly at times when the Fund may have insufficient cash or must sell securities to meet those margin requirements. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the Fund. For example, the Fund could lose margin payments it has deposited with a clearing organization as well as any gains owed but not paid to the Fund, if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Commodity Swaps. If a counterparty to a Commodity Swap agreement becomes bankrupt or otherwise fails to perform its obligations under the Commodity Swap due to financial difficulties, the Fund could suffer losses. Central clearing is designed to reduce counterparty credit risk compared to uncleared Commodity Swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. Credit risk of cleared Commodity Swap participants is concentrated in a few clearinghouses and the consequences of insolvency of a clearinghouse are not clear. Under certain market conditions, the Fund may invest in a single Commodity Swap, and a bankruptcy or other performance failure by the counterparty to the Commodity Swap could cause the Fund to lose the assets held by the swap provider. Commodity Swaps are subject to pricing risk (i.e., Commodity Swaps may be hard to value) and may be considered illiquid.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Commoditylinked Note Risk [Member]
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Commodity-Linked Note Risk

Commodity-linked notes have characteristics of both a debt security and a derivative. Typically, they are issued by a bank at a specified face value and pay a fixed or floating rate linked to the performance of an underlying asset, such as commodity indices, particular commodities or commodity futures contracts. As such, the Fund faces the economic risk of movements in commodity prices by investing in such notes. These notes also are subject to credit, market and interest rate risks that in general affect the values of debt securities.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Commodity Pool Risk [Member]
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Commodity Pool Risk

Under regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore are subject to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”), and it will manage the Fund and the Subsidiary in accordance with applicable CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO subjects the registrant to additional laws, regulations and enforcement policies, all of which may affect the operations of the Fund. Additionally, the Subsidiary’s positions in Commodity Futures may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Credit Risks [Member]
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Credit Risk

Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Cyber Security Risk [Member]
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Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Energy Sector Investment Risk [Member]
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Energy Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain energy-related commodities, including WTI crude oil, Brent Crude Oil, gas oil, heating oil, low sulfur gas oil, RBOB gasoline, ULS diesel and natural gas. The market values of such commodities are strongly affected by the supply of, and demand for, those commodities, as well as, among other factors, capital expenditures on exploration and production, energy conservation efforts, domestic and foreign government regulation and subsidization, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation, tariffs, world events, technological advances and general economic conditions. Therefore, energy commodities are subject to swift price fluctuations, and investments in such commodities can be cyclical and/or highly volatile. Additionally, significant declines in the price of oil may contribute to significant market volatility, which may materially impact the Fund’s performance. For example, in the spring of 2020, oil and natural gas prices collapsed amid the COVID-19 pandemic and the economic slowdown. OPEC and its allies agreed to historic production cuts to stabilize prices, but prices dropped to 20-year lows and certain futures contract prices became negative for a short period of time. This development demonstrates that the oil market, and the energy sector more broadly, may be subject to particularly severe market swings.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Exchangetraded Note Risk [Member]
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Exchange-Traded Note Risk

ETNs are senior, unsecured, unsubordinated debt securities of an issuer that are listed and traded on a U.S. stock exchange. An ETN’s returns generally are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs do not provide principal protection and may or may not make periodic coupon payments. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, ETNs are subject to credit risk, which is the risk that the issuer cannot pay interest or repay principal when it is due. The value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk

The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

●	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.

●	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.

●	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Gap Risk [Member]
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Gap Risk

The Fund is subject to the risk that a commodity price will change from one level to another with no trading in between. Usually such movements occur when there are adverse news announcements while commodity markets are closed, which can cause the price of a commodity to drop substantially from the previous day’s closing price.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Increased Competition Risk [Member]
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Increased Competition Risk

The Adviser believes that there has been, over time, a general increase in interest in commodity investing. As the Adviser’s assets under management invested directly or indirectly in the commodities markets increases, an increasing number of traders may attempt to initiate or liquidate substantial positions at or about the same time as the Adviser, or otherwise alter historical trading patterns or affect the execution of trades, to the detriment of the Fund.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Indexrelated Risk [Member]
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Index-Related Risk

Errors in COMB Benchmark data, COMB Benchmark computations and/or the construction of the COMB Benchmark in accordance with its methodology may occur from time to time and may not be identified and corrected by Bloomberg Finance L.P., the index provider, for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund rebalances its portfolio in accordance with the COMB Benchmark, and, therefore, any changes to the COMB Benchmark’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Investment Company Risk [Member]
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Investment Company Risk

An investment in other investment companies (including other ETFs) is subject to the risks associated with those investment companies, which include, but are not limited to, the risk that such fund’s investment strategy may not produce the intended results; the risk that securities in such fund may underperform in comparison to the general securities markets or other asset classes; and the risk that the fund will be concentrated in a particular issuer, market, industry or sector, and therefore will be especially susceptible to loss due to adverse occurrences affecting that issuer, market, industry or sector. Moreover, the Fund will incur duplicative expenses from such investments, bearing its share of that underlying fund’s expenses while also paying its own advisory and administrative fees.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Leverage Risk [Member]
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Leverage Risk

While the Fund does not seek leveraged returns, the Fund’s use of certain derivatives may create investment leverage. This means that the derivative position may provide the Fund with investment exposure greater than the value of the Fund’s investment in the derivative. As a result, these derivatives may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Liquidity Risk [Member]
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Liquidity Risk

The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value, especially in changing or volatile markets. In addition, a lack of liquidity in the market for the Shares may lead to differences between the market price of the Fund’s Shares and their underlying value.

A potential rise in interest rates may result in periods of volatility and reduced liquidity with respect to the Fund’s investments in Fixed Income Securities. A reduction in dealer market-making capacity in fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Management Risk [Member]
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Management Risk

The Fund is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Adviser applies investment techniques and risk analyses in making investment decisions for the Fund. There can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Market Risk [Member]
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Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may adversely impact the value of the Fund’s investments and/or result in increased premiums or discounts to the Fund’s NAV.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Metals Sector Investment Risk [Member]
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Metals Sector Investment Risk

The performance of the Fund in part is linked to the daily performance of the spot price of certain industrial and precious metals, including aluminum, copper, nickel, zinc, gold and silver. Investments in metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a metal held by the Fund could decline, which would materially impact the Fund’s performance.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Nondiversification Risk [Member]
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Risk [Text Block]	Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to greater potential for volatility than a diversified fund.
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Operational Risk [Member]
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Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk

The Fund may engage in frequent trading of derivatives. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Regulatory Risk [Member]
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Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Roll Yield Risk [Member]
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Roll Yield Risk

As the futures contracts held by the Fund near expiration, they may be replaced by contracts that have a later expiration. During situations where the cost of futures contracts for delivery on dates further in the future is higher than those for delivery closer in time, the Fund may experience losses.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Secondary Market Trading Risk [Member]
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Secondary Market Trading Risk

An investment in the Fund faces risks from its Shares being traded in the secondary market, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Shares. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to the Fund’s NAV.

Trading Issues. Although the Fund’s Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s Shares and their underlying value.

Fluctuation of NAV. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This may be reflected as a spread between the bid and ask prices for Shares quoted during a trading day or a premium or discount in the closing price of Shares from the Fund’s NAV. It cannot be predicted whether the Fund’s Shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling the Fund’s Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk

By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act; therefore, the Fund will not receive all of the protections offered to shareholders of registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Tax Risk [Member]
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Tax Risk

In order to qualify for the favorable U.S. federal income tax treatment accorded to a RIC, the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. The Fund intends to hold certain commodity-related investments indirectly, through its Subsidiary. The Fund expects its income with respect to the Subsidiary will be qualifying income. However, there is a risk that the Internal Revenue Service (“IRS”) could issue regulations or other guidance holding, or could assert, that the Fund’s income with respect to the Subsidiary is not qualifying income for purposes of the Fund remaining qualified as a RIC. In such circumstances, the Fund may fail to qualify as a RIC or be required to make changes to its operations, which may affect the Fund’s ability to gain investment exposure to commodities. Fund shareholders may also experience adverse tax consequences in such circumstances. The Adviser will carefully monitor the Fund’s investments in the Subsidiary to ensure that no more than 25% of the Fund’s total assets are invested in the Subsidiary to comply with the asset diversification test for qualifying as a RIC as described in more detail in the Statement of Additional Information.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | U S Government Securities Risk [Member]
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U.S. Government Securities Risk

Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF – Summary | Valuation Risk [Member]
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Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY
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Principal Risks of Investing in the Fund

You Could Lose Money by Investing in the Fund.

Principal risk factors for the Fund are discussed below. The Fund may be subject to other risks in addition to those identified as principal risks. Loss of money is a risk of investing in the Fund. There can be no assurance that the investment objective of the Fund will be achieved.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk

Only an authorized participant that has entered into an agreement with the Fund’s distributor (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund may have a limited number of Authorized Participants. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, the Fund’s Shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Cyber Security Risk [Member]
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Cyber Security Risk

Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk

The Fund may invest in CEFs that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

●	Credit Risk – Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

●	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

●	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

●	Interest Rate Risk – Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

●	Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

●	Variable and Floating Rate Instrument Risk – The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Indexrelated Risk [Member]
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Index-Related Risk

Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund rebalances its portfolio in accordance with the Index, and therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalancing schedule.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Investment Company Risk [Member]
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Investment Company Risk

The risks of investment in investment companies, such as CEFs and BDCs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other investment companies, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in exchange-listed investment companies (“exchange-traded products” or “ETPs”) are also subject to the following risks: (i) the market price of an ETP’s shares may trade above or below their NAV; (ii) an active trading market for an ETP’s shares may not develop or be maintained; and (iii) trading of an ETP’s shares may be halted for a number of reasons.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Liquidity Risk [Member]
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Liquidity Risk

Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Market Risk [Member]
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Market Risk

The Fund’s holdings are subject to market fluctuations. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may adversely impact the value of the Fund’s investments and/or result in increased premiums or discounts to the Fund’s NAV.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Operational Risk [Member]
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Operational Risk

The Fund is exposed to various operational risks, including human error, information technology failures and failure to comply with formal procedures intended to mitigate these risks, and is particularly dependent on electronic means of communicating, record-keeping and otherwise conducting business.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Regulatory Risk [Member]
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Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Secondary Market Trading Risk [Member]
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Secondary Market Trading Risk

An investment in the Fund faces risks from its Shares being traded in the secondary market, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of Shares. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to the Fund’s NAV.

Trading Issues. Although the Fund’s Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged or that the Shares will trade with any volume, or at all.

In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund’s Shares and in executing purchase or redemption orders. This could lead to variances between the market price of the Fund’s Shares and their underlying value.

Fluctuation of NAV. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s portfolio holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This may be reflected as a spread between the bid and ask prices for Shares quoted during a trading day or a premium or discount in the closing price of Shares from the Fund’s NAV. It cannot be predicted whether the Fund’s Shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling the Fund’s Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by each broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Tax Risk [Member]
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Tax Risk

The Fund intends to qualify for treatment as a “regulated investment company” (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), by meeting certain source-of-income, asset diversification and annual distribution requirements. RICs are generally subject to favorable tax treatment under the Internal Revenue Code. To meet the diversification requirements, the Fund must limit its investments in qualified publicly traded partnerships, which generally includes MLPs, to no more than 25% of the Fund’s total assets. If the Fund fails to qualify for treatment as a RIC, the Fund may be subject to tax on its income at corporate rates, distributions from the Fund may be taxable to shareholders, and shareholders’ returns on their investments in the Fund could be significantly reduced.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though those shareholders will not have corresponding economic gain on their shares at the time of the recapture. To distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments.

MLPs taxed as partnerships have historically made cash distributions to limited partners that exceed the amount of taxable income allocable to limited partners or members, due to a variety of factors, including significant non-cash deductions such as depreciation and depletion. These excess cash distributions would not be treated as income to the Fund but rather would be treated as a return of capital to the extent of the Fund’s basis in the MLP. As a consequence, the Fund may make distributions that exceed its earnings and profits, which would be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in shares and result in a higher capital gain or lower capital loss when the shares are sold. After a shareholder’s basis in shares has been reduced to zero, distributions in excess of earnings and profits in respect of those shares will be treated as gain from the sale of the shares.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Valuation Risk [Member]
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Valuation Risk

During periods of reduced market liquidity or readily available market quotations, the Fund’s ability to obtain reliable, objective pricing data and to value its holdings becomes more difficult. Consequently, while valuation determinations made by the Adviser (using fair value procedures adopted by the Board of Trustees of the GraniteShares ETF Trust) may be done in good faith, it may be difficult for the Fund to accurately assign a daily value to its holdings.

When all or a portion of the Fund’s underlying investments trade in a market that is closed when the market for the Fund’s shares is open, there may be changes between the last quote from a closed foreign market and the value of the applicable investment during the Fund’s domestic trading day. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and are affected by market forces such as supply and demand, economic conditions and other factors.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Bank Debt Risk [Member]
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Bank Debt Risk

The Fund may invest in CEFs that primarily invest in bank loans and participation. Risks associated with these obligations include, but are not limited to, risks involving the enforceability of security interests and loan transactions, inadequate collateral, liabilities relating to collateral securing obligations, and the liquidity of these loans. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The corporate loans in which such CEFs invest may be rated below investment grade.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Bdc Risk [Member]
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BDC Risk

BDCs may carry risks similar to those of a private equity or venture capital fund. BDC securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV. BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets. BDCs are subject to management fees and other expenses, which will be indirectly paid by the Fund.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Below Investmentgrade Instruments Risk [Member]
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Below Investment-Grade Instruments Risk

The Fund may invest in CEFs that primarily invest in below-investment grade debt (also known as “junk bonds”). Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are speculative, high-risk investments that may cause income and principal losses for such CEFs and consequently, negatively affect the value of the Fund’s investment in such CEFs.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Cash Redemption Risk [Member]
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Cash Redemption Risk

The Fund’s investment strategy may require it to redeem its Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Concentration Risk [Member]
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Concentration Risk

The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Equity Market Risk [Member]
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Equity Market Risk

Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. In addition, the equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Foreign Securities Risk [Member]
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Foreign Securities Risk

The Fund may invest in CEFs that invest primarily in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be even greater for securities of companies organized in emerging market nations.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Largesized Company Risk [Member]
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Large-Sized Company Risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Mlp Risk [Member]
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MLP Risk

MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is the risk that an MLP will fail to qualify for favorable tax treatment.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Mortgage And Assetbacked Securities Risk [Member]
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Mortgage- and Asset-Backed Securities Risk

Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks (see “Fixed Income Securities Risk” above). These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Passive Investment Risk [Member]
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Passive Investment Risk

The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Reit Investment Risk [Member]
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REIT Investment Risk

Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, there is the risk that a REIT will fail to qualify for favorable tax treatment.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Sector Risk [Member]
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Sector Risk

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Energy Sector Risk. The Fund will invest significantly in securities, particularly MLPs, tied to the energy sector and energy infrastructure. Companies operating in the energy sector are subject to significant governmental regulation and may be affected by fluctuations in the prices of energy commodities, the depletion of natural resources, and changes in the supply or demand for energy commodities. Rising interest rates can also adversely impact the financial performance of these companies by increasing their costs of capital. Extreme weather or other natural disasters, threats of or actual attacks by terrorists, and significant accidents or similar events may adversely affect the securities issued by the company. Recently, global oil prices have declined significantly and experienced significant volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil slowed and oil storage facilities reached their storage capacities. This development demonstrates that the oil market, and the energy sector more broadly, may be subject to particularly severe market swings.

Finance and Insurance Sector Risk. The Fund may invest in companies in the finance and insurance sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.

Real Estate Sector Risk. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Small And Midsized Company Risk [Member]
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Small and Mid-Sized Company Risk

Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

GRANITESHARES HIPS US HIGH INCOME ETF – SUMMARY | Tracking Error Risk [Member]
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Tracking Error Risk

As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY
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Principal Risks of Investing in the Fund

You Could Lose Money by Investing in the Fund.

As with all investments, there are certain risks of investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is neither a bank deposit nor insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Cyber Security Risk [Member]
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Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund’s other service providers, market makers, Authorized Participants, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund cannot control the cybersecurity plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Market Risk [Member]
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Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may adversely impact the value of the Fund’s investments and/or result in increased premiums or discounts to the Fund’s net asset value (“NAV”).

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Nondiversification Risk [Member]
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Non-Diversification Risk. The Fund may, from time to time, become non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index. To the extent that the Fund becomes non-diversified as necessary to approximate the composition of the Index, it may invest in the securities of relatively fewer issuers. In such circumstances, a single adverse economic or regulatory occurrence may have a more significant effect on the Fund’s investments, and the Fund may experience increased volatility. For example, poor performance by a single large holding of the Fund would adversely affect the Fund’s performance more than if the Fund were invested in a larger number of issuers.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Valuation Risk [Member]
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Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the 1940 Act, to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, or as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Calculation Methodology Risk [Member]
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Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Index Risk [Member]
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Index Risk. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalancing schedule.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Industry Concentration Risk [Member]
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Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Investment Style Risk [Member]
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Investment Style Risk. The Index is intended to provide exposure to large cap U.S. equity markets, with certain securities excluded from the Index in accordance with the Index Provider’s proprietary methodology. The Index Provider’s methodology is relatively new, and there can be no assurance that such methodology will result in positive investment performance. The Index Provider’s methodology may result in the Index being more volatile than a more conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Market Trading Risk [Member]
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Market Trading Risk. The NAV of the Fund and the value of your investment may fluctuate. Market prices of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for the Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the Shares. Any of these factors, among others, may result in the Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

GRANITESHARES NASDAQ SELECT DISRUPTORS ETF SUMMARY | Stock Risk [Member]
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Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.